EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.79%
$ 542,490	510 Asset Backed Trust(b)(c) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	$ 505,376
	Aaset Trust(b)
	Series 2021-1A Class A
613,806	2.95%, 11/16/2041	540,162
	Series 2021-2A Class A
834,698	2.80%, 01/15/2047	713,489
850,000	Affirm Asset Securitization Trust(b) Series 2023-B Class A 6.82%, 09/15/2028	851,349
1,325,000	Aimco Ltd(b)(d) Series 2020-12A Class AR 6.48%, 01/17/2032 3-mo. SOFR + 1.17%	1,313,743
	American Credit Acceptance Receivables Trust(b)
	Series 2020-1 Class D
195,503	2.39%, 03/13/2026	194,456
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	83,249
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,944,084
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,681,174
	Series 2021-3 Class D
3,730,000	1.34%, 11/15/2027	3,542,961
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,257,937
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	379,083
	Series 2022-4 Class C
245,000	7.86%, 02/15/2029	246,835
	Series 2023-3 Class C
1,170,000	6.44%, 10/12/2029	1,166,155
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	9,907
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	4,917
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	19,363
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	334,628
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	111,878
	Series 2023-2 Class C
1,500,000	6.00%, 07/18/2029	1,502,005
3,400,000	Apidos XXXVII(b)(d) Series 2021-37A Class B 7.21%, 10/22/2034 3-mo. SOFR + 1.86%	3,338,837
1,635,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,611,830
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Aqua Finance Trust(b)
	Series 2019-A Class C
$ 354,627	4.01%, 07/16/2040	$ 320,720
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	168,113
3,850,000	Ares LXII Ltd(b)(d) Series 2021-62A Class B 7.26%, 01/25/2034 3-mo. SOFR + 1.91%	3,786,398
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,664,968
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	844,105
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	102,866
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	91,430
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	385,523
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	275,215
1,585,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	1,428,771
900,000	BlueMountain Ltd(b)(d) Series 2018-2A Class B 7.33%, 08/15/2031 3-mo. SOFR + 1.96%	889,616
2,900,000	BlueMountain XXXIII Ltd(b)(d) Series 2021-33A Class B 7.34%, 11/20/2034 3-mo. SOFR + 1.96%	2,860,731
60,989	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	54,165
450,725	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	392,325
	Carlyle Global Market Strategies Ltd(b)(d)
	Series 2016-4A Class A2R
1,055,000	7.04%, 10/20/2027 3-mo. SOFR + 1.71%	1,050,813
	Series 2021-3SA Class A2
2,000,000	7.07%, 04/15/2034 3-mo. SOFR + 1.76%	1,958,548
	CarMax Auto Owner Trust
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	4,921
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	14,791
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	4,832
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,721,590
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	461,106

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1 Class D
$ 300,000	2.47%, 07/17/2028	$ 271,875
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
136,898	1.02%, 06/12/2028	125,878
	Series 2021-N4 Class C
112,079	1.72%, 09/11/2028	106,063
	Series 2021-N4 Class D
680,000	2.30%, 09/11/2028	646,849
	Series 2021-P3 Class C
765,000	1.93%, 10/12/2027	654,518
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	280,241
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,375,544
641,918	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	469,397
1,450,000	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	1,447,844
504,805	CIM Trust(b)(c) Series 2021-NR2 Class A1 2.57%, 07/25/2059	485,729
479,943	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	409,863
399,843	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	357,344
34,144	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	28,763
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.75%, 05/15/2052(e)	536,751
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	118,373
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	245,209
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	173,687
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	294,557
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	491,335
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	379,676
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	234,047
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,244,096
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
$ 187,110	4.12%, 07/25/2047	$ 173,104
	Series 2018-1A Class A2II
381,000	4.33%, 07/25/2048	353,694
	Series 2019-1A Class A2
892,625	3.67%, 10/25/2049	772,332
	Series 2021-1A Class A2I
420,325	2.66%, 04/25/2051	354,350
	Drive Auto Receivables Trust
	Series 2019-4 Class D
2,149	2.70%, 02/16/2027	2,133
	Series 2020-1 Class D
924,139	2.70%, 05/17/2027	911,466
	Series 2020-2 Class D
977,395	3.05%, 05/15/2028	962,746
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	473,195
	Series 2021-2 Class D
1,800,000	1.39%, 03/15/2029	1,686,274
1,200,000	Dryden Senior Loan Fund(b)(d) Series 2017-50A Class B 7.22%, 07/15/2030 3-mo. SOFR + 1.91%	1,189,808
	DT Auto Owner Trust(b)
	Series 2019-4A Class D
3,807	2.85%, 07/15/2025	3,774
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	2,971,609
	Series 2021-2A Class D
2,750,000	1.50%, 02/16/2027	2,570,660
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,510,384
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	721,814
	Series 2022-1A Class C
2,800,000	2.96%, 11/15/2027	2,715,965
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,384,209
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	1,985,532
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	846,161
138,173	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	119,563
55,808	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	49,874
74,956	ELFI Graduate Loan Program LLC(b)(e) Series 2021-A Class B 2.09%, 12/26/2046	60,802

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
$ 7,620	2.58%, 09/15/2025(b)	$ 7,503
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,369,765
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,416,895
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	190,556
	Series 2022-5A Class A2
41,943	5.29%, 01/15/2025	41,933
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	327,803
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	668,509
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	339,037
	First Investors Auto Owner Trust(b)
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	389,111
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	373,299
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	431,533
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	924,209
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	464,214
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	308,774
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	192,439
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	573,619
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
78,486	2.86%, 12/15/2025	77,138
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	9,758
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	14,538
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	177,831
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	233,967
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	279,327
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	421,980
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	448,861
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 255,000	Foundation Finance Trust(b) Series 2023-2A Class B 6.97%, 06/15/2049	$ 254,923
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	508,532
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	333,016
	Freedom Financial Trust(b)
	Series 2021-2 Class C
47,704	1.94%, 06/19/2028	47,268
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	467,349
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	384,169
3,315,000	Frontier Issuer LLC(b) Series 2023-1 Class A2 6.60%, 08/20/2053	3,168,671
767,591	GITSIT Mortgage Loan Trust(b)(c) Series 2023-NPL1 Class A1 8.35%, 05/25/2053	769,370
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
3,692	2.72%, 11/17/2025	3,661
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,226,042
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	506,545
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	722,279
	Series 2021-4A Class D
1,790,000	2.48%, 10/15/2027	1,651,743
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	512,104
	GM Financial Consumer Automobile Receivables Trust
	Series 2020-4 Class A3
2,260	0.38%, 08/18/2025	2,222
	Series 2021-1 Class A3
193,215	0.35%, 10/16/2025	189,212
	Series 2021-2 Class A3
821,460	0.51%, 04/16/2026	797,932
293,250	Hardee's Funding LLC(b) Series 2021-1A Class A2 2.87%, 06/20/2051	230,433
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,594,292
	Series 2022-3A Class D
1,283,000	6.31%, 03/25/2025	1,272,270
	Series 2023-1A Class D2
420,000	9.13%, 06/25/2027	417,193
	Series 2023-2A Class D
775,000	9.40%, 09/25/2029	779,420

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Hertz Vehicle Financing LLC(b)
	Series 2022-2A Class D
$ 1,355,000	5.16%, 06/26/2028	$ 1,170,545
	Series 2022-4A Class D
900,000	6.56%, 09/25/2026	858,431
	Home Partners of America Trust(b)
	Series 2021-1 Class E
85,772	2.58%, 09/17/2041	67,633
	Series 2021-2 Class E1
1,270,698	2.85%, 12/17/2026	1,092,788
	Series 2021-2 Class E2
611,283	2.95%, 12/17/2026	525,096
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	392,465
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	255,460
6,800,000	HPS Loan Management Ltd(b)(d) Series 15A-19 Class A1R 6.67%, 01/22/2035 3-mo. SOFR + 1.32%	6,697,402
1,451,834	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,308,553
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
42,600	1.17%, 09/25/2028	41,538
	Series 2021-3 Class D
85,653	1.01%, 02/26/2029	81,531
2,250,000	KKR Ltd(b)(d) Series 31A Class B 7.09%, 04/20/2034 3-mo. SOFR + 1.76%	2,191,538
288,892	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	258,102
917,318	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A LEASES 2.64%, 10/15/2046	786,371
1,163,186	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	1,003,050
2,250,000	Marathon Ltd(b)(d) Series 2021-16A Class A2 7.27%, 04/15/2034 3-mo. SOFR + 1.96%	2,179,487
	Marlette Funding Trust(b)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	115,691
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	287,896
69,213	Merlin Aviation Holdings Designated Activity Co(b)(c) Series 2016-1 Class A 4.50%, 12/15/2032	60,048
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 840,000	Mission Lane Credit Card Master Trust(b) Series 2023-B Class A 7.69%, 11/15/2028	$ 839,880
	MVW Owner Trust(b)
	Series 2019-1A Class C
19,292	3.33%, 11/20/2036	18,186
	Series 2021-1WA Class C
469,889	1.94%, 01/22/2041	423,451
	Series 2021-2A Class C
892,319	2.23%, 05/20/2039	796,895
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
44,429	1.31%, 01/15/2069	40,215
	Series 2021-A Class A
304,643	0.84%, 05/15/2069	263,520
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	504,095
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	149,914
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	309,400
1,434,479	Navigator Aircraft Ltd(b)(c) Series 2021-1 Class A 2.77%, 11/15/2046	1,244,769
	Nelnet Student Loan Trust(b)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	151,923
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	77,083
1,425	Nissan Auto Receivables Owner Trust Series 2020-A Class A3 1.38%, 12/16/2024	1,421
2,100,000	Octagon Investment Partners Ltd(b)(d) Series 2019-4A Class A1R 6.78%, 05/12/2031 3-mo. SOFR + 1.41%	2,093,876
2,250,000	OneMain Direct Auto Receivables Trust(b) Series 2021-1A Class D 1.62%, 11/14/2030	1,997,458
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
149,504	3.57%, 03/14/2033	147,739
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	193,879
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	279,518
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	704,426
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
570,000	4.67%, 09/05/2048	546,355
	Series 2019-1A Class A2
96,250	3.86%, 12/05/2049	80,266

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1A Class A2I
$ 49,250	3.25%, 12/05/2051	$ 44,038
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	319,974
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,241,131
	Preston Ridge Partners Mortgage LLC(b)
	Series 2021-1 Class A1
467,343	2.12%, 01/25/2026(e)	440,157
	Series 2021-10 Class A1
613,321	2.49%, 10/25/2026(c)	568,817
	Series 2021-2 Class A1
186,619	2.12%, 03/25/2026(e)	178,993
	Series 2021-3 Class A1
535,177	1.87%, 04/25/2026(c)	502,063
	Series 2021-4 Class A1
129,450	1.87%, 04/25/2026(c)	118,976
	Series 2021-5 Class A1
612,048	1.79%, 06/25/2026(c)	564,518
	Series 2021-8 Class A1
532,813	1.74%, 09/25/2026(e)	488,565
	Series 2021-9 Class A1
654,554	2.36%, 10/25/2026(c)	609,994
	Series 2022-5 Class A1
1,927,490	6.90%, 09/27/2027(c)	1,913,371
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	408,278
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	143,970
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	121,899
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	86,848
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	86,665
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	197,388
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	85,839
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	259,396
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	133,880
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	289,542
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR7 Class E2
$ 100,000	2.64%, 08/17/2040	$ 78,659
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	131,354
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	91,095
	Series 2023-SFR2 Class B
130,000	4.50%, 10/17/2028	119,483
100,000	Republic Finance Issuance Trust(b) Series 2021-A Class C 3.53%, 12/22/2031	86,415
132,433	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	129,084
	Santander Drive Auto Receivables Trust
	Series 2020-1 Class C
34,761	4.11%, 12/15/2025	34,656
	Series 2020-3 Class D
3,849	1.64%, 11/16/2026	3,765
	Series 2020-4 Class D
37,253	1.48%, 01/15/2027	36,286
	Series 2021-1 Class D
2,000,000	1.13%, 11/16/2026	1,930,463
	Series 2021-2 Class D
1,100,000	1.35%, 07/15/2027	1,046,164
	Series 2021-3 Class D
585,000	1.33%, 09/15/2027	548,973
	Series 2021-4 Class D
2,325,000	1.67%, 10/15/2027	2,155,961
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,069,002
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,535,661
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,394,986
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	796,854
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	90,199
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	315,811
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	600,494
200,984	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	169,301
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
71,491	3.12%, 05/20/2036	69,163

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-3A Class C
$ 46,487	3.00%, 08/20/2036	$ 43,496
	Series 2021-1A Class C
37,042	1.79%, 11/20/2037	34,394
	Series 2023-2A Class C
208,656	7.30%, 04/20/2040	207,321
990,000	Signal Peak Ltd(b)(d) Series 2014-1A Class AR3 6.73%, 04/17/2034 3-mo. SOFR + 1.42%	981,747
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
549,347	2.23%, 09/15/2037	504,785
	Series 2021-A Class A2A2
427,626	6.18%, 01/15/2053(d) 1-mo. SOFR + 0.84%	420,734
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	272,988
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	253,143
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	543,207
130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	122,098
100,000	SoFi Professional Loan Program LLC(b)(e) Series 2017-A Class C 4.43%, 03/26/2040	90,782
1,251,895	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	1,055,655
305,438	Sunnova Helios XII Issuer LLC(b) Series 2023-B Class B 5.60%, 08/22/2050	289,343
325,267	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	274,284
347,600	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	287,719
171	Toyota Auto Receivables Owner Trust Series 2020-C Class A3 0.44%, 10/15/2024	171
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	13,873
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	84,458
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	177,121
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR1 Class E2
$ 535,000	2.89%, 07/17/2038	$ 472,670
	VCAT LLC(b)(c)
	Series 2021-NPL1 Class A1
127,508	2.29%, 12/26/2050	123,377
	Series 2021-NPL5 Class A1
803,363	1.87%, 08/25/2051	756,829
	Series 2021-NPL6 Class A1
1,090,012	1.92%, 09/25/2051	1,002,273
2,250,000	Venture Ltd(b)(d) Series 2021-42A Class B 7.12%, 04/15/2034 3-mo. SOFR + 1.81%	2,183,155
860,000	VERDE Ltd(b)(d) Series 2019-1A Class AR 6.67%, 04/15/2032 3-mo. SOFR + 1.36%	855,256
127,295	VOLT XCII LLC(b)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	119,653
363,253	VOLT XCIII LLC(b)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	337,468
314,204	VOLT XCIV LLC(b)(c) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	296,058
220,694	VOLT XCVI LLC(b)(c) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	208,841
589,269	VOLT XCVII LLC(b)(c) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	548,835
650,985	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	523,307
164,938	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	147,674
	Westlake Automobile Receivables Trust(b)
	Series 2020-2A Class D
467,715	2.76%, 01/15/2026	463,229
	Series 2021-3A Class D
1,060,000	2.12%, 01/15/2027	987,961
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,620,896
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	397,006
	Series 2023-3A Class B
920,000	5.92%, 09/15/2028	915,908
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	547,972

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 824,748	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	$ 658,023
1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	906,027
TOTAL ASSET-BACKED SECURITIES — 9.79% (Cost $186,827,222)		$176,759,060
BANK LOANS
	Carnival Corp(d)
623,985	8.33%,08/09/2027 1-mo. SOFR + 3.01%	622,165
1,400,903	8.68%,10/18/2028 1-mo. SOFR + 3.36%	1,392,585
777,000	GTCR W Merger Sub LLC(d) 8.32%, 09/20/2030 1-mo. SOFR + 3.01%	776,394
670,000	Hub International Ltd(d) 9.58%, 06/20/2030 3-mo. SOFR + 4.19%	671,401
1,335,000	Restaurant Brands(d) 7.57%, 09/13/2030 1-mo. SOFR + 2.25%	1,330,550
1,477,169	Star Parent Inc(d) 9.33%, 09/19/2030 1-mo. SOFR + 4.01%	1,442,159
1,141,375	Uber Technologies Inc(d)(f) 8.16%, 03/03/2030 3-mo. SOFR + 2.76%	1,140,662
TOTAL BANK LOANS — 0.41% (Cost $7,376,875)		$7,375,916
CORPORATE BONDS AND NOTES
Basic Materials — 2.41%
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	376,931
2,415,000	2.63%, 09/10/2030	1,929,198
425,000	2.88%, 03/17/2031	337,762
2,120,000	5.50%, 05/02/2033	1,983,183
2,920,000	ArcelorMittal SA 6.80%, 11/29/2032	2,899,980
855,000	Ashland LLC(b) 3.38%, 09/01/2031	664,879
1,350,000	ATI Inc 5.88%, 12/01/2027	1,279,125
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	334,161
1,835,000	8.50%, 01/12/2031	1,818,393
415,000	5.88%, 01/31/2050	298,919
	Celanese US Holdings LLC
660,000	6.33%, 07/15/2029(g)	646,939
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 490,000	6.38%, 07/15/2032(g)	$ 472,126
745,000	6.70%, 11/15/2033	725,194
	First Quantum Minerals Ltd(b)
3,815,000	7.50%, 04/01/2025	3,807,504
200,000	6.88%, 03/01/2026	194,137
1,790,000	6.88%, 10/15/2027	1,717,285
1,070,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	880,386
	Freeport-McMoRan Inc
1,020,000	4.25%, 03/01/2030	901,274
275,000	4.63%, 08/01/2030	247,769
	Glencore Funding LLC(b)
10,000	3.88%, 10/27/2027	9,253
3,285,000	6.13%, 10/06/2028	3,279,361
35,000	4.88%, 03/12/2029	33,160
3,985,000	2.50%, 09/01/2030(g)	3,149,901
3,150,000	6.38%, 10/06/2030	3,141,520
2,010,000	2.85%, 04/27/2031	1,594,962
300,000	2.63%, 09/23/2031	231,545
2,845,000	5.70%, 05/08/2033	2,697,712
6,160,000	6.50%, 10/06/2033	6,149,131
635,000	Novelis Corp 4.75%, 01/30/2030	549,561
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,052,129
130,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	74,202
		43,477,582
Communications — 5.11%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,743,320
515,000	Block Communications Inc(b) 4.88%, 03/01/2028	426,163
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	2,898
50,000	5.13%, 05/01/2027(b)	46,586
505,000	4.50%, 08/15/2030(b)	414,511
3,390,000	4.25%, 02/01/2031(b)	2,698,571
140,000	4.75%, 02/01/2032(b)	112,000
290,000	4.50%, 05/01/2032	227,606
2,890,000	4.25%, 01/15/2034(b)	2,127,843
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	612,188
150,000	2.30%, 02/01/2032(g)	109,316
190,000	4.40%, 04/01/2033(g)	161,602
10,000	5.13%, 07/01/2049	7,290
4,130,000	4.80%, 03/01/2050	2,887,968
1,315,000	4.40%, 12/01/2061	810,169
2,235,000	3.95%, 06/30/2062	1,267,791
2,070,000	CommScope Inc(b) 4.75%, 09/01/2029	1,522,577
2,585,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,467,117

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	CSC Holdings LLC(b)
$ 200,000	5.75%, 01/15/2030	$ 112,059
600,000	4.13%, 12/01/2030	424,628
10,375,000	4.63%, 12/01/2030	5,515,902
2,660,000	3.38%, 02/15/2031	1,812,623
400,000	4.50%, 11/15/2031	283,112
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(b)	4,899,390
5,875,000	5.75%, 12/01/2028(b)	4,516,406
4,090,000	5.13%, 06/01/2029	2,267,414
	Expedia Group Inc
5,675,000	3.25%, 02/15/2030	4,799,933
485,000	2.95%, 03/15/2031	390,738
1,680,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	1,413,473
	iHeartCommunications Inc(b)
1,580,000	5.25%, 08/15/2027	1,252,176
650,000	4.75%, 01/15/2028	496,910
	Lamar Media Corp
170,000	3.75%, 02/15/2028	150,463
650,000	4.00%, 02/15/2030	550,875
	Netflix Inc
550,000	5.88%, 11/15/2028	553,114
1,030,000	6.38%, 05/15/2029	1,063,534
2,490,000	5.38%, 11/15/2029(b)	2,429,571
3,510,000	4.88%, 06/15/2030(b)(g)	3,322,945
435,000	Nokia OYJ 4.38%, 06/12/2027	402,742
485,000	Sirius XM Radio Inc(b) 5.00%, 08/01/2027	442,999
1,265,000	SoftBank Group Corp 4.63%, 07/06/2028	1,097,387
	Sprint Capital Corp
235,000	6.88%, 11/15/2028	242,637
2,525,000	8.75%, 03/15/2032	2,921,036
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,059,926
7,215,000	4.50%, 09/15/2042	4,998,687
	T-Mobile USA Inc
450,000	2.40%, 03/15/2029	378,660
2,155,000	3.38%, 04/15/2029	1,895,408
2,245,000	3.88%, 04/15/2030	1,989,005
4,735,000	3.50%, 04/15/2031	4,003,771
810,000	2.70%, 03/15/2032	633,611
1,105,000	5.75%, 01/15/2034	1,077,952
	Uber Technologies Inc(b)
250,000	8.00%, 11/01/2026	252,939
1,195,000	7.50%, 09/15/2027	1,204,923
2,115,000	6.25%, 01/15/2028	2,068,185
11,860,000	4.50%, 08/15/2029(g)	10,601,140
1,485,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	1,167,253
		92,339,043
Principal Amount(a)		Fair Value
Consumer, Cyclical — 2.26%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
$ 5,000	5.75%, 04/15/2025	$ 4,962
325,000	3.88%, 01/15/2028	291,538
1,675,000	4.00%, 10/15/2030	1,391,881
880,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	711,393
	American Airlines Pass Through Trust
	Series 2016-1 Class B
4,288	5.25%, 01/15/2024	4,258
	Series 2017-2 Class B
2,472	3.70%, 10/15/2025	2,348
	Series 2016-3 Class B
15,417	3.75%, 10/15/2025	14,457
	Series 2019-1 Class B
16,666	3.85%, 02/15/2028	14,489
	Series 2016-3 Class A
132,385	3.25%, 10/15/2028	113,255
	Series 2017-2 Class A
3,647	3.60%, 10/15/2029	3,164
40,000	AutoNation Inc 4.75%, 06/01/2030	36,040
3,219	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,862
	Carnival Corp(b)
1,260,000	5.75%, 03/01/2027	1,140,582
55,000	4.00%, 08/01/2028	47,691
1,050,000	6.00%, 05/01/2029	895,632
335,000	7.00%, 08/15/2029	330,319
1,350,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	1,280,044
	General Motors Co
295,000	5.20%, 04/01/2045	229,367
1,345,000	5.40%, 04/01/2048	1,062,358
2,200,000	5.95%, 04/01/2049(g)	1,865,973
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(g)(h)	51,276
35,000	5.75%, Perpetual(h)	28,185
3,835,000	6.00%, 01/09/2028	3,788,052
220,000	3.10%, 01/12/2032	170,210
475,000	6.40%, 01/09/2033(g)	463,887
1,010,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	790,277
	Hilton Domestic Operating Co Inc(b)
1,305,000	4.00%, 05/01/2031	1,097,083
110,000	3.63%, 02/15/2032	88,682
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029	433,723
535,000	4.88%, 07/01/2031	436,144

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,325,706	JetBlue Pass Through Trust Series 2020-1 Class A 4.00%, 11/15/2032	$ 1,192,904
	Light & Wonder International Inc(b)
2,595,000	7.00%, 05/15/2028	2,550,651
35,000	7.25%, 11/15/2029	34,300
475,000	7.50%, 09/01/2031	469,467
2,615,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	2,203,922
	Marriott International Inc
175,000	4.63%, 06/15/2030	161,203
1,310,000	2.85%, 04/15/2031	1,055,991
715,000	Marriott Ownership Resorts Inc(b)(g) 4.50%, 06/15/2029	599,098
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	817,070
930,000	5.88%, 02/15/2027	884,401
515,000	NCL Finance Ltd(b)(g) 6.13%, 03/15/2028	454,488
230,000	PulteGroup Inc 6.00%, 02/15/2035	221,170
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	201,716
1,805,000	5.50%, 04/01/2028	1,655,170
390,000	Tapestry Inc 3.05%, 03/15/2032	285,703
	Travel + Leisure Co
1,905,000	4.50%, 12/01/2029(b)	1,597,819
755,000	4.63%, 03/01/2030(b)	635,348
645,000	4.63%, 03/01/2030	542,780
	United Airlines Pass Through Trust
	Series 2020-1 Class B
132,532	4.88%, 01/15/2026	127,227
	Series 2023-1 Class A
2,275,000	5.80%, 01/15/2036	2,211,505
	Warnermedia Holdings Inc
595,000	4.05%, 03/15/2029	530,122
2,390,000	4.28%, 03/15/2032	2,028,676
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	929,658
1,105,000	3.63%, 03/15/2031	909,608
680,000	4.63%, 01/31/2032	589,848
	ZF North America Capital Inc(b)
570,000	6.88%, 04/14/2028	557,731
600,000	7.13%, 04/14/2030	587,869
		40,825,577
Consumer, Non-Cyclical — 3.28%
820,000	Alcon Finance Corp(b) 5.38%, 12/06/2032	795,382
	Ashtead Capital Inc(b)
470,000	4.25%, 11/01/2029	416,158
290,000	5.50%, 08/11/2032	267,946
470,000	5.55%, 05/30/2033	436,036
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 3,580,000	5.95%, 10/15/2033	$ 3,398,700
2,090,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	1,958,383
	Bausch Health Cos Inc(b)
245,000	5.00%, 01/30/2028	99,766
1,570,000	4.88%, 06/01/2028	892,837
70,000	5.00%, 02/15/2029	26,600
80,000	6.25%, 02/15/2029	31,600
470,000	5.25%, 01/30/2030	176,439
1,055,000	5.25%, 02/15/2031	404,856
530,000	Block Inc(g) 3.50%, 06/01/2031	416,347
	Centene Corp
95,000	2.45%, 07/15/2028	80,260
570,000	4.63%, 12/15/2029	513,359
695,000	3.38%, 02/15/2030	579,680
380,000	3.00%, 10/15/2030	306,512
3,900,000	2.50%, 03/01/2031	2,996,053
1,030,000	2.63%, 08/01/2031	788,880
	Charles River Laboratories International Inc(b)
155,000	3.75%, 03/15/2029	132,908
610,000	4.00%, 03/15/2031	516,212
1,725,000	Cigna Corp 4.38%, 10/15/2028	1,632,212
	CVS Pass Through Trust(b)
	Series 2013
743,956	4.70%, 01/10/2036	667,835
	Series 2014
259,961	4.16%, 08/11/2036(g)	222,338
215,000	Element Fleet Management Corp(b) 1.60%, 04/06/2024	209,841
40,000	Encompass Health Corp 4.75%, 02/01/2030	35,388
1,935,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	1,821,921
	Gartner Inc(b)
140,000	3.63%, 06/15/2029	119,766
895,000	3.75%, 10/01/2030	751,087
	Global Payments Inc
505,000	5.30%, 08/15/2029	481,591
945,000	2.90%, 05/15/2030	774,736
1,105,000	2.90%, 11/15/2031	866,841
1,085,000	5.40%, 08/15/2032	1,017,027
1,200,000	GTCR W-2 Merger Sub LLC(b) 7.50%, 01/15/2031	1,201,680
	HCA Inc
1,850,000	4.13%, 06/15/2029	1,674,770
1,675,000	3.50%, 09/01/2030	1,417,093
3,415,000	5.50%, 06/01/2033	3,229,645
1,810,000	Hologic Inc(b) 3.25%, 02/15/2029	1,528,913
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc
660,000	3.00%, 02/02/2029	553,864
2,075,000	3.75%, 12/01/2031	1,662,158

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	$ 36,894
790,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	633,568
215,000	Natura Cosmeticos SA(b)(g) 4.13%, 05/03/2028	184,627
1,890,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	1,786,575
	Pilgrim's Pride Corp
265,000	5.88%, 09/30/2027(b)	268,856
630,000	4.25%, 04/15/2031	525,549
1,905,000	3.50%, 03/01/2032	1,473,141
265,000	6.88%, 05/15/2034	260,052
	Post Holdings Inc
2,000	5.75%, 03/01/2027(b)	1,921
14,000	5.75%, 03/01/2027	13,447
635,000	4.63%, 04/15/2030(b)	543,738
910,000	4.50%, 09/15/2031(b)	757,387
	S&P Global Inc
1,000,000	4.25%, 05/01/2029	944,016
890,000	5.25%, 09/15/2033(b)	867,510
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	779,697
125,000	Teva Pharmaceutical Finance Co LLC(g) 6.15%, 02/01/2036	110,846
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,327,196
1,045,000	EUR, 7.88%, 09/15/2031	1,142,114
	Teva Pharmaceutical Finance Netherlands III BV
6,045,000	3.15%, 10/01/2026	5,387,730
575,000	4.75%, 05/09/2027	527,581
275,000	5.13%, 05/09/2029(g)	248,600
1,270,000	7.88%, 09/15/2029	1,286,591
915,000	8.13%, 09/15/2031	946,615
3,420,000	4.10%, 10/01/2046	2,140,802
560,000	TriNet Group Inc(b) 3.50%, 03/01/2029	471,622
1,465,000	Verisk Analytics Inc 5.75%, 04/01/2033	1,456,783
		59,227,078
Energy — 2.75%
	Aker BP ASA(b)
562,000	2.00%, 07/15/2026	501,577
370,000	5.60%, 06/13/2028	361,512
3,075,000	4.00%, 01/15/2031	2,641,505
605,000	3.10%, 07/15/2031	484,170
	Cheniere Energy Partners LP
335,000	4.50%, 10/01/2029	303,334
2,970,000	4.00%, 03/01/2031	2,539,160
615,000	3.25%, 01/31/2032	488,801
1,190,000	5.95%, 06/30/2033(b)	1,147,719
	Continental Resources Inc(b)
7,130,000	5.75%, 01/15/2031	6,698,316
Principal Amount(a)		Fair Value
Energy — (continued)
$ 4,075,000	2.88%, 04/01/2032	$ 3,051,560
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	209,587
2,000,000	3.25%, 02/15/2032	1,613,623
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	283,214
2,830,000	Enbridge Inc 5.70%, 03/08/2033	2,711,136
	Energian Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	430,488
625,000	5.88%, 03/30/2031	542,031
	Energy Transfer LP
1,085,000	3.75%, 05/15/2030	945,137
1,785,000	5.75%, 02/15/2033	1,715,855
185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	179,456
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	347,691
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,154,315
	EQT Corp
183,000	6.13%, 02/01/2025	182,369
220,000	3.13%, 05/15/2026(b)	203,542
2,505,000	3.90%, 10/01/2027	2,317,059
310,000	5.70%, 04/01/2028	303,826
540,000	5.00%, 01/15/2029	507,605
1,675,000	7.00%, 02/01/2030	1,723,141
940,000	3.63%, 05/15/2031(b)(g)	795,184
	Hess Midstream Operations LP(b)
590,000	5.63%, 02/15/2026	570,087
265,000	4.25%, 02/15/2030	223,458
925,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	898,915
350,000	Matador Resources Co(b)(g) 6.88%, 04/15/2028	343,645
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	155,757
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	133,221
910,000	8.88%, 07/15/2030	1,023,122
80,000	6.63%, 09/01/2030	81,060
85,000	6.13%, 01/01/2031	83,780
40,000	7.50%, 05/01/2031	42,450
790,000	7.88%, 09/15/2031	854,860
	Ovintiv Inc
125,000	8.13%, 09/15/2030	135,859
30,000	7.20%, 11/01/2031	30,881
170,000	7.38%, 11/01/2031	178,129
1,515,000	6.50%, 08/15/2034	1,492,079
470,000	6.63%, 08/15/2037	450,892
45,000	6.50%, 02/01/2038	42,977
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	53,681

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Plains All American Pipeline LP / PAA Finance Corp
$ 650,000	3.55%, 12/15/2029	$ 558,758
115,000	4.30%, 01/31/2043	81,712
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	747,405
215,000	Southwestern Energy Co 4.75%, 02/01/2032	184,532
	Targa Resources Corp
90,000	5.20%, 07/01/2027	88,193
1,050,000	6.13%, 03/15/2033	1,029,315
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
270,000	5.50%, 03/01/2030	252,696
270,000	4.88%, 02/01/2031	241,825
225,000	4.00%, 01/15/2032	189,333
	Var Energi ASA(b)
705,000	7.50%, 01/15/2028	723,428
1,595,000	8.00%, 11/15/2032	1,673,633
	Western Midstream Operating LP
1,210,000	6.35%, 01/15/2029	1,212,495
255,000	4.05%, 02/01/2030	222,894
205,000	6.15%, 04/01/2033	197,704
125,000	5.45%, 04/01/2044	100,763
850,000	5.30%, 03/01/2048	663,461
95,000	5.50%, 08/15/2048	75,536
335,000	5.25%, 02/01/2050	260,976
		49,682,425
Financial — 9.59%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	1,723,103
175,000	5.75%, 06/06/2028	170,970
1,920,000	3.00%, 10/29/2028	1,646,358
1,285,000	6.15%, 09/30/2030(g)	1,265,674
2,205,000	3.30%, 01/30/2032	1,752,781
870,000	3.40%, 10/29/2033	672,964
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	83,300
455,000	AIB Group PLC(b) 6.61%, 09/13/2029	453,108
	Air Lease Corp
825,000	4.65%, Perpetual(h)	726,527
10,000	3.38%, 07/01/2025	9,500
825,000	3.00%, 02/01/2030	678,557
3,140,000	3.13%, 12/01/2030	2,556,786
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(h)	271,290
20,000	4.25%, 06/15/2026	18,921
1,905,000	6.50%, 07/18/2028(b)	1,868,192
	Ally Financial Inc
Principal Amount(a)		Fair Value
Financial — (continued)
$ 3,570,000	4.70%, Perpetual(h)	$ 2,304,871
155,000	4.63%, 03/30/2025	149,662
615,000	2.20%, 11/02/2028	485,925
2,970,000	8.00%, 11/01/2031	2,998,615
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	141,049
3,620,000	American Tower Corp REIT 5.90%, 11/15/2033	3,534,245
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	234,026
1,385,000	2.75%, 01/15/2027	1,172,814
2,160,000	3.75%, 07/15/2027	1,860,842
795,000	7.95%, 08/11/2028	790,287
	Ares Capital Corp
1,190,000	2.88%, 06/15/2028	995,306
1,800,000	3.20%, 11/15/2031(g)	1,377,260
	Athene Global Funding(b)
3,360,000	1.72%, 01/07/2025	3,154,063
980,000	1.61%, 06/29/2026	856,239
230,000	2.55%, 11/19/2030	176,385
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,374,731
	Aviation Capital Group LLC(b)
450,000	5.50%, 12/15/2024	442,389
710,000	1.95%, 01/30/2026	638,322
885,000	6.25%, 04/15/2028	865,457
1,815,000	6.38%, 07/15/2030	1,757,618
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	221,142
	Banco Santander SA
2,000,000	5.74%, 06/30/2024	1,996,263
1,200,000	2.75%, 12/03/2030	894,180
	Bank of America Corp
295,000	0.81%, 10/24/2024	293,868
3,975,000	4.18%, 11/25/2027	3,695,164
3,375,000	5.29%, 04/25/2034	3,140,475
4,395,000	5.87%, 09/15/2034	4,277,129
	Barclays PLC
1,240,000	4.38%, Perpetual(h)	860,612
3,000,000	2.28%, 11/24/2027	2,643,199
1,260,000	6.22%, 05/09/2034	1,193,585
1,410,000	7.12%, 06/27/2034	1,358,018
2,555,000	3.56%, 09/23/2035	1,972,744
1,010,000	Barings BDC Inc 3.30%, 11/23/2026	886,160
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,327,305
	Blue Owl Capital Corp
753,000	2.63%, 01/15/2027	646,715
3,630,000	2.88%, 06/11/2028	2,984,858
1,345,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	1,129,235
	BNP Paribas SA(b)
2,370,000	1.68%, 06/30/2027	2,099,143

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,035,000	2.59%, 01/20/2028	$ 1,812,986
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	50,525
25,000	4.13%, 05/15/2029	22,268
1,795,000	4.05%, 07/01/2030	1,567,041
1,300,000	CaixaBank SA(b) 6.84%, 09/13/2034	1,273,570
	Central China Real Estate Ltd
615,000	7.25%, 07/16/2024(i)	24,908
200,000	7.25%, 08/13/2024(i)	8,100
190,000	7.25%, 04/28/2025	7,125
205,000	7.50%, 07/14/2025(i)	7,513
400,000	CIFI Holdings Group Co Ltd(i) 6.00%, 07/16/2025	28,000
3,340,000	Citigroup Inc 3.07%, 02/24/2028	3,029,717
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	145,986
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	108,830
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	36,000
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	2,756,384
945,000	Credit Suisse AG 3.70%, 02/21/2025	910,947
855,000	Crown Castle Inc REIT 5.10%, 05/01/2033	790,487
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	353,578
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,846,995
745,000	3.55%, 09/18/2031	600,623
2,855,000	3.73%, 01/14/2032	2,125,244
200,000	3.74%, 01/07/2033	143,519
395,000	EPR Properties REIT 3.60%, 11/15/2031	292,801
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	19,525
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	3,900,450
960,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	795,642
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	481,175
2,205,000	Goldman Sachs Group Inc 1.54%, 09/10/2027	1,930,686
2,080,000	HSBC Holdings PLC 6.16%, 03/09/2029	2,059,080
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
50,000	4.75%, 09/15/2024	48,158
75,000	6.38%, 12/15/2025	71,345
10,000	6.25%, 05/15/2026	9,290
1,495,000	5.25%, 05/15/2027	1,314,075
Principal Amount(a)		Fair Value
Financial — (continued)
$ 3,175,000	4.38%, 02/01/2029	$ 2,538,919
665,000	ING Groep NV 6.11%, 09/11/2034	645,789
	Intesa Sanpaolo SpA(b)
215,000	4.20%, 06/01/2032	158,422
865,000	6.63%, 06/20/2033	812,866
	Iron Mountain Inc REIT(b)
430,000	5.00%, 07/15/2028	391,107
2,195,000	5.25%, 07/15/2030	1,917,651
2,180,000	Jefferies Financial Group Inc 5.88%, 07/21/2028	2,133,423
1,340,000	JPMorgan Chase & Co 1.58%, 04/22/2027	1,195,858
	Kaisa Group Holdings Ltd(i)
2,215,000	9.38%, 06/30/2024	121,825
400,000	10.50%, 01/15/2025	22,000
2,310,000	11.25%, 04/16/2025	127,050
200,000	9.95%, 07/23/2025	11,000
200,000	11.70%, 11/11/2025	11,000
200,000	11.65%, 06/01/2026	11,000
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,921
	Logan Group Co Ltd(i)
605,000	4.25%, 07/12/2025	30,250
405,000	4.85%, 12/14/2026	20,250
3,161,000	Mitsubishi UFJ Financial Group Inc 3.85%, 03/01/2026	3,020,321
	Morgan Stanley
2,145,000	4.35%, 09/08/2026	2,045,212
2,815,000	2.48%, 01/21/2028	2,509,907
1,125,000	5.42%, 07/21/2034	1,061,203
2,070,000	5.95%, 01/19/2038	1,934,779
1,360,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,125,022
1,580,000	Nationwide Building Society(b) 0.55%, 01/22/2024	1,553,998
	NatWest Group PLC
1,280,000	1.64%, 06/14/2027	1,130,406
845,000	5.52%, 09/30/2028	817,634
	Navient Corp
2,210,000	5.00%, 03/15/2027	1,986,481
65,000	5.63%, 08/01/2033	47,167
295,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	254,022
	OneMain Finance Corp
150,000	3.50%, 01/15/2027	128,438
1,700,000	5.38%, 11/15/2029	1,423,750
1,090,000	4.00%, 09/15/2030	817,887
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,511
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
5,945,000	2.88%, 10/15/2026(b)	5,235,702
220,000	3.63%, 03/01/2029(b)	181,882

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 220,000	3.63%, 03/01/2029	$ 181,882
5,590,000	3.88%, 03/01/2031(b)	4,457,298
4,780,000	4.00%, 10/15/2033(b)	3,609,775
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	14,686
1,255,000	3.24%, 10/05/2026	1,136,863
2,340,000	SBA Communications Corp REIT 3.13%, 02/01/2029	1,951,729
	Shimao Group Holdings Ltd(i)
200,000	6.13%, 02/21/2024	6,910
1,300,000	5.60%, 07/15/2026	39,000
200,000	5.20%, 01/16/2027	6,000
410,000	3.45%, 01/11/2031	15,100
600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	27,870
5,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	4,317
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	370,309
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	640,857
2,385,000	3.65%, 07/08/2035	1,876,553
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	12,558
	Standard Chartered PLC(b)
810,000	4.64%, 04/01/2031	728,704
3,375,000	3.27%, 02/18/2036	2,562,407
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,289,665
	Sumitomo Mitsui Financial Group Inc
295,000	0.51%, 01/12/2024	290,619
1,454,000	1.47%, 07/08/2025	1,344,995
	Sunac China Holdings Ltd(i)
200,000	5.95%, 04/26/2024	31,000
580,000	6.50%, 01/10/2025	89,900
790,000	7.00%, 07/09/2025	108,625
410,000	6.50%, 01/26/2026	63,550
	Synchrony Bank
640,000	5.40%, 08/22/2025	616,815
1,300,000	5.63%, 08/23/2027	1,213,285
205,000	Synchrony Financial 4.38%, 03/19/2024	202,488
	Times China Holdings Ltd(i)
810,000	6.20%, 03/22/2026	24,300
200,000	5.75%, 01/14/2027	6,000
	UBS Group AG(b)
585,000	2.19%, 06/05/2026	544,085
2,335,000	6.37%, 07/15/2026	2,326,199
1,545,000	6.44%, 08/11/2028	1,543,672
250,000	3.87%, 01/12/2029	226,446
1,260,000	6.54%, 08/12/2033	1,245,275
1,315,000	9.02%, 11/15/2033	1,518,581
	UniCredit SpA(b)
210,000	1.98%, 06/03/2027	185,508
1,045,000	5.86%, 06/19/2032	951,118
200,000	5.46%, 06/30/2035	167,661
Principal Amount(a)		Fair Value
Financial — (continued)
	VICI Properties LP / VICI Note Co Inc REIT(b)
$ 745,000	5.63%, 05/01/2024	$ 740,285
915,000	4.63%, 06/15/2025	883,606
1,055,000	4.50%, 09/01/2026	991,125
1,275,000	4.25%, 12/01/2026	1,187,983
890,000	3.88%, 02/15/2029	769,061
	Yuzhou Group Holdings Co Ltd(i)
625,000	7.70%, 02/20/2025	40,938
310,000	8.30%, 05/27/2025	17,834
205,000	7.85%, 08/12/2026	11,667
400,000	6.35%, 01/13/2027	22,000
		173,158,262
Industrial — 1.72%
410,000	Avnet Inc 5.50%, 06/01/2032	377,140
	Cemex SAB de CV(b)
2,715,000	5.13%, Perpetual(h)	2,541,763
905,000	5.20%, 09/17/2030	831,769
3,380,000	3.88%, 07/11/2031	2,831,139
1,870,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	1,854,957
	GATX Corp
2,240,000	5.45%, 09/15/2033	2,102,131
175,000	6.05%, 03/15/2034	170,902
910,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	748,766
265,000	Ingersoll Rand Inc 5.70%, 08/14/2033	255,756
	Jabil Inc
660,000	1.70%, 04/15/2026	592,896
2,625,000	3.00%, 01/15/2031	2,126,880
2,435,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	2,427,910
515,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	454,426
	Nordson Corp
305,000	5.60%, 09/15/2028	302,072
410,000	5.80%, 09/15/2033	400,486
1,800,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	1,777,421
195,000	Rand Parent LLC(b)(g) 8.50%, 02/15/2030	180,395
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	348,745
790,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	639,367
1,345,000	SMBC Aviation Capital Finance DAC(b) 5.45%, 05/03/2028	1,299,825
2,640,000	TD SYNNEX Corp 1.75%, 08/09/2026	2,319,943
540,000	TopBuild Corp(b) 4.13%, 02/15/2032	438,397

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	TransDigm Inc(b)
$ 905,000	6.25%, 03/15/2026	$ 889,235
555,000	6.75%, 08/15/2028	546,391
2,145,000	Trimble Inc 6.10%, 03/15/2033	2,101,517
2,550,000	Veralto Corp(b) 5.45%, 09/18/2033	2,467,176
		31,027,405
Technology — 2.45%
	Broadcom Inc
1,370,000	4.15%, 11/15/2030	1,213,454
880,000	2.45%, 02/15/2031(b)	687,812
705,000	4.15%, 04/15/2032(b)	611,809
1,625,000	2.60%, 02/15/2033(b)	1,211,737
1,445,000	3.42%, 04/15/2033(b)	1,155,793
1,575,000	3.47%, 04/15/2034(b)	1,237,023
825,000	3.14%, 11/15/2035(b)	601,492
1,070,000	3.19%, 11/15/2036(b)	768,247
	CDW LLC / CDW Finance Corp
605,000	2.67%, 12/01/2026	545,653
935,000	4.25%, 04/01/2028	852,271
335,000	3.28%, 12/01/2028	288,704
1,525,000	3.25%, 02/15/2029	1,300,352
3,410,000	3.57%, 12/01/2031	2,808,612
2,615,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	2,350,907
3,775,000	Fiserv Inc 5.63%, 08/21/2033	3,657,763
	Leidos Inc
610,000	2.30%, 02/15/2031	469,107
2,270,000	5.75%, 03/15/2033	2,175,478
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	470,775
465,000	2.95%, 04/15/2031	376,195
330,000	5.95%, 09/15/2033	323,899
	Micron Technology Inc
5,000	5.33%, 02/06/2029	4,819
380,000	6.75%, 11/01/2029	386,097
3,760,000	4.66%, 02/15/2030	3,421,696
2,250,000	5.88%, 02/09/2033	2,149,339
6,855,000	5.88%, 09/15/2033	6,529,076
325,000	MSCI Inc(b) 3.25%, 08/15/2033	250,136
650,000	Open Text Corp(b) 6.90%, 12/01/2027	651,479
	Oracle Corp
1,135,000	6.15%, 11/09/2029	1,152,199
2,060,000	3.95%, 03/25/2051	1,412,223
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	107,831
91,800	9.63%, 12/01/2032(b)	98,918
420,000	SK Hynix Inc(b) 6.38%, 01/17/2028	419,266
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	124,627
335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	316,119
Principal Amount(a)		Fair Value
Technology — (continued)
$ 2,455,000	VMware Inc 2.20%, 08/15/2031	$ 1,852,620
	Western Digital Corp
1,590,000	4.75%, 02/15/2026	1,515,029
1,085,000	2.85%, 02/01/2029	871,082
		44,369,639
Utilities — 0.34%
	AES Corp
605,000	3.95%, 07/15/2030(b)	521,462
255,000	2.45%, 01/15/2031	196,112
2,855,000	Calpine Corp(b) 3.75%, 03/01/2031	2,300,055
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,385
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	342,561
	Pacific Gas & Electric Co
525,000	5.45%, 06/15/2027	505,276
100,000	3.25%, 06/01/2031	79,468
790,000	4.30%, 03/15/2045	534,590
1,125,000	Southern Co 5.70%, 03/15/2034	1,101,761
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	539,179
10,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	9,121
		6,133,970
TOTAL CORPORATE BONDS AND NOTES — 29.91% (Cost $627,039,161)		$540,240,981
CONVERTIBLE BONDS
Communications — 0.57%
	DISH Network Corp
2,330,000	22.53%, 12/15/2025(j)	1,555,275
6,130,000	3.38%, 08/15/2026	3,684,130
	Etsy Inc
150,000	0.13%, 09/01/2027	120,000
920,000	0.25%, 06/15/2028	695,060
1,130,000	Snap Inc(j) 9.74%, 05/01/2027	837,330
1,115,000	Spotify USA Inc(j) 7.14%, 03/15/2026	948,308
2,615,000	Uber Technologies Inc(j) 3.25%, 12/15/2025	2,439,576
		10,279,679
Consumer, Cyclical — 0.20%
250,000	JetBlue Airways Corp 0.50%, 04/01/2026	193,275
1,525,000	NCL Corp Ltd 1.13%, 02/15/2027	1,261,938
330,000	Penn Entertainment Inc 2.75%, 05/15/2026	400,521

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,735,000	Southwest Airlines Co(g) 1.25%, 05/01/2025	$ 1,721,987
		3,577,721
Consumer, Non-Cyclical — 0.41%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024	843,900
3,080,000	1.25%, 05/15/2027(g)	3,051,048
120,000	Guardant Health Inc(j) 11.01%, 11/15/2027	82,500
675,000	Livongo Health Inc 0.88%, 06/01/2025	616,815
3,460,000	Teladoc Health Inc 1.25%, 06/01/2027	2,757,274
		7,351,537
Technology — 0.12%
675,000	Splunk Inc 1.13%, 06/15/2027	636,863
1,875,000	Unity Software Inc(j) 8.42%, 11/15/2026	1,484,062
		2,120,925
Utilities — 0.11%
2,295,000	PPL Capital Funding Inc(b) 2.88%, 03/15/2028	2,088,450
TOTAL CONVERTIBLE BONDS — 1.41% (Cost $30,155,182)		$25,418,312
FOREIGN GOVERNMENT BONDS AND NOTES
32,890,000,000	Indonesia Treasury Bond IDR, 6.38%, 08/15/2028	2,112,920
461,020(k)	Mexican Bonos MXN, 7.50%, 05/26/2033	2,246,518
65,000	Province of Quebec Canada(g) 0.60%, 07/23/2025	59,795
46,570,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	1,938,188
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.35% (Cost $6,804,005)		$6,357,421
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.59%
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	578,761
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,331,566
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 143,535	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	$ 126,058
920,000	Benchmark Mortgage Trust(e) Series 2018-B2 Class A5 3.88%, 02/15/2051	831,538
1,090,000	BINOM Securitization Trust(b)(e) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	759,027
	BPR Trust(b)(d)
	Series 2021-NRD Class F
1,185,000	12.20%, 12/15/2038 1-mo. SOFR + 6.87%	1,061,726
	Series 2022-STAR Class A
1,145,000	8.56%, 08/15/2024 1-mo. SOFR + 3.23%	1,136,621
1,910,000	BX Commercial Mortgage Trust(b)(d) Series 2022-AHP Class B 7.17%, 01/17/2039 1-mo. SOFR + 1.84%	1,874,471
18,742	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	17,317
86,254	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	71,194
1,790,000	CoreVest American Finance Trust(b)(c) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	1,654,389
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	473,854
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	75,272
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	142,607
	Series 2021-RPL1 Class A1
291,208	1.67%, 09/27/2060(e)	268,048
	Series 2021-RPL4 Class A1
888,017	1.80%, 12/27/2060(e)	826,752
1,210,000	DC Commercial Mortgage Trust(b)(e) Series 2023-DC Class C 7.38%, 09/12/2040	1,202,615
	Extended Stay America Trust(b)(d)
	Series 2021-ESH Class C
389,700	7.15%, 07/15/2038 1-mo. SOFR + 1.81%	383,874

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-ESH Class D
$ 194,850	7.70%, 07/15/2038 1-mo. SOFR + 2.36%	$ 191,670
336,055	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	312,799
	GS Mortgage Securities Corp Trust(b)(e)
	Series 2013-G1 Class B
250,608	3.84%, 04/10/2031	220,673
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033	261,273
	GS Mortgage Securities Trust
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033(b)(e)	200,335
	Series 2014-GC18 Class AS
370,000	4.38%, 01/10/2047	349,724
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(e)	823,409
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,192,766
696,792	JPMorgan Chase Commercial Mortgage Securities Trust(b)(e) Series 2012-LC9 Class C 3.91%, 12/15/2047	627,113
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS5 Class A1
93,597	6.25%, 06/25/2060(c)	92,566
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(e)	721,271
	Series 2021-GS2 Class A1
402,104	1.75%, 04/25/2061(c)	371,404
	Series 2021-GS4 Class A1
179,183	1.65%, 11/25/2060(c)	162,198
	Med Trust(b)(d)
	Series 2021-MDLN Class B
308,519	6.90%, 11/15/2038 1-mo. SOFR + 1.56%	300,774
	Series 2021-MDLN Class C
597,134	7.25%, 11/15/2038 1-mo. SOFR + 1.91%	579,789
	Series 2021-MDLN Class D
378,185	7.45%, 11/15/2038 1-mo. SOFR + 2.11%	362,520
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M1
479,117	3.50%, 10/25/2069	418,709
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-GS1 Class M2
$ 125,000	3.25%, 07/25/2059	$ 98,817
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	583,876
	Morgan Stanley Bank of America Merrill Lynch Trust(e)
	Series 2013-C11 Class B
195,000	4.22%, 08/15/2046	118,965
	Series 2013-C12 Class C
65,000	5.07%, 10/15/2046	61,715
	Series 2016-C30 Class C
785,000	4.22%, 09/15/2049	591,173
93,294	MSBAM Commercial Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	76,968
840,000	RBS Commercial Funding Inc Trust(b)(e) Series 2013-GSP Class A 3.96%, 01/15/2032	826,243
579,829	Toorak Mortgage Corp Ltd(b)(c) Series 2021-1 Class A1 2.24%, 06/25/2024	563,797
	Towd Point Mortgage Trust(b)(e)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	267,324
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	241,755
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	93,451
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	158,046
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	513,400
	Series 2019-4 Class A1
434,345	2.90%, 10/25/2059	397,978
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	111,754
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	79,445
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	94,048
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,490,000	4.05%, 05/15/2051	1,359,427
	Series 2018-C14 Class C
100,000	5.38%, 12/15/2051(e)	74,418
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
156,177	4.09%, 07/15/2046(e)	126,894

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2016-C36 Class AS
$ 1,345,000	3.42%, 11/15/2059	$ 1,200,375
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(e)	131,160
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.35%, 08/15/2046(e)	713,791
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	188,724
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(e)	51,435
		28,729,662
U.S. Government Agency — 28.57%
	Federal Home Loan Mortgage Corp
4,651	2.50%, 01/01/2029	4,413
1,854,000	4.20%, 01/01/2030	1,724,249
2,250,000	4.30%, 01/01/2030	2,098,382
3,794,000	4.41%, 01/01/2030	3,569,667
52,216	3.00%, 11/01/2034	47,568
16,264	2.50%, 06/01/2035	14,377
146,577	2.00%, 09/01/2035	126,448
110,421	2.00%, 10/01/2035	95,322
277,197	2.00%, 12/01/2035	239,281
37,944	3.00%, 09/01/2036	33,902
7,521,293	2.50%, 03/01/2037	6,655,095
2,401,234	2.50%, 04/01/2037	2,126,911
3,524,373	2.00%, 01/01/2042	2,815,229
3,414,321	2.50%, 01/01/2042	2,802,046
41,671	3.00%, 12/01/2046	35,230
29,294	4.00%, 05/01/2047	26,630
20,712	4.50%, 10/01/2047	19,438
27,937	4.00%, 02/01/2048	25,375
2,842	4.50%, 06/01/2048	2,663
7,862	4.00%, 10/01/2048	7,138
8,493	3.50%, 09/01/2049	7,424
493,285	3.50%, 10/01/2049	430,521
12,909	3.00%, 11/01/2049	10,780
5,310,331	2.00%, 12/01/2050	4,059,982
5,234,195	2.00%, 01/01/2051	4,004,228
4,150,981	3.00%, 02/01/2051	3,466,441
2,278,795	2.00%, 03/01/2051	1,780,248
5,467,424	2.00%, 05/01/2051	4,175,649
4,091,186	3.00%, 07/01/2051	3,421,957
3,265,639	2.50%, 10/01/2051	2,599,001
4,050,387	2.50%, 02/01/2052	3,247,671
4,057,964	3.00%, 04/01/2052	3,383,285
4,063,611	3.50%, 05/01/2052	3,503,501
14,517,675	4.50%, 07/01/2052	13,390,423
4,349,749	3.50%, 08/01/2052	3,754,066
19,851,047	4.50%, 08/01/2052	18,260,072
8,191,384	4.50%, 09/01/2052	7,546,986
3,787,182	5.00%, 09/01/2052	3,576,175
3,439,758	5.50%, 09/01/2052	3,327,121
7,472,111	5.00%, 10/01/2052	7,086,965
4,326,776	5.00%, 01/01/2053	4,083,695
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 2,391,147	5.50%, 01/01/2053	$ 2,321,989
4,017,909	5.50%, 05/01/2053	3,901,188
4,716,385	5.50%, 07/01/2053	4,566,503
3,381,288	5.50%, 08/01/2053	3,283,451
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K045 Class A2
2,523,883	3.02%, 01/25/2025	2,439,342
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	1,861,102
	Series K059 Class A2
650,000	3.12%, 09/25/2026(e)	612,331
	Series K061 Class A2
4,380,000	3.35%, 11/25/2026(e)	4,132,591
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(e)	1,953,783
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,362,909
	Series K063 Class A2
882,076	3.43%, 01/25/2027(e)	834,638
	Series K064 Class A1
1,135,267	2.89%, 10/25/2026	1,088,658
	Series K064 Class A2
505,000	3.22%, 03/25/2027	473,718
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,334,096
	Series K067 Class A2
75,000	3.19%, 07/25/2027	69,913
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(e)	2,141,480
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(e)	2,304,689
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(e)	2,563,139
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,444,695
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,139,569
	Series K073 Class AM
100,000	3.45%, 01/25/2028(e)	93,170
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	2,583,361
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(e)	2,203,891
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	1,898,419
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(e)	2,366,708
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,129,063
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,366,781
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(e)	2,115,556
	Series K087 Class A2
6,975,000	3.77%, 12/25/2028	6,545,629

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K095 Class A1
$ 26,944	2.63%, 11/25/2028	$ 25,138
	Series K098 Class A2
7,900,000	2.43%, 08/25/2029	6,820,365
	Series K154 Class A2
7,000,000	3.42%, 04/25/2032	6,365,452
	Series K507 Class A2
4,375,000	4.80%, 09/25/2028(e)	4,295,506
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,080,730
	Series K740 Class A2
750,000	1.47%, 09/25/2027	650,090
	Series KJ41 Class A2
8,225,000	3.47%, 02/25/2031	7,337,742
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,610,773	3.50%, 09/15/2047	3,152,281
	Series 5238 Class BC
4,090,827	4.00%, 09/25/2049	3,766,148
484,067	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(d) Series 2022-DNA3 Class M1A 7.31%, 04/25/2042 1-mo. SOFR + 2.00%	487,519
	Federal National Mortgage Association
214,372	3.00%, 10/01/2033	196,378
17,987	3.00%, 06/01/2034	16,384
17,548	3.00%, 07/01/2034	15,984
6,243	3.00%, 10/01/2034	5,687
17,179	3.00%, 11/01/2034	15,619
277,076	2.00%, 10/01/2035	239,195
272,314	2.00%, 11/01/2035	234,568
3,352,341	2.00%, 02/01/2037	2,886,212
3,172,632	2.00%, 03/01/2037	2,730,671
3,062,930	2.50%, 03/01/2037	2,710,080
4,058,232	2.50%, 04/01/2037	3,585,776
3,629,190	2.50%, 02/01/2042	2,985,122
4,284,393	5.00%, 05/01/2043	4,081,052
4,745,979	5.00%, 06/01/2043	4,520,731
7,958,351	2.50%, 03/01/2047	6,333,261
4,984,222	3.50%, 07/01/2047	4,420,396
23,930	4.00%, 09/01/2047	21,768
7,820	3.50%, 03/01/2048	6,846
5,696	4.00%, 06/01/2048	5,163
4,164,207	3.00%, 01/01/2049	3,521,069
6,134	3.00%, 12/01/2049	5,114
5,845	3.00%, 01/01/2050	4,884
27,434	2.50%, 05/01/2050	21,950
272,096	2.50%, 06/01/2050	217,702
147,795	2.50%, 07/01/2050	118,250
16,619	2.50%, 08/01/2050	13,297
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 4,459,755	2.00%, 11/01/2050	$ 3,452,405
3,217,456	2.00%, 12/01/2050	2,513,468
3,767,003	2.00%, 01/01/2051	2,943,038
628,279	2.00%, 05/01/2051	480,001
4,589,195	2.50%, 08/01/2051	3,652,681
14,669,384	2.00%, 10/01/2051	11,207,528
3,432,079	2.50%, 10/01/2051	2,743,004
3,919,724	2.00%, 11/01/2051	3,026,621
7,382,113	2.50%, 01/01/2052	5,868,091
7,418,945	3.50%, 01/01/2052	6,418,130
11,904,123	2.50%, 02/01/2052	9,526,405
19,429,649	2.00%, 03/01/2052	14,995,039
3,818,349	2.50%, 03/01/2052	3,063,810
14,598,338	3.00%, 03/01/2052	12,171,625
3,291,286	3.50%, 04/01/2052	2,872,977
8,349,947	4.00%, 06/01/2052	7,467,387
3,684,891	4.00%, 07/01/2052	3,291,218
3,894,134	4.50%, 07/01/2052	3,590,499
3,515,500	5.00%, 07/01/2052	3,349,223
4,048,462	4.00%, 08/01/2052	3,607,116
4,286,413	4.50%, 08/01/2052	3,938,079
5,937,245	5.00%, 08/01/2052	5,604,322
8,106,922	4.50%, 09/01/2052	7,461,221
3,607,413	5.00%, 10/01/2052	3,415,921
3,503,057	5.50%, 10/01/2052	3,390,515
4,242,512	4.50%, 11/01/2052	3,897,178
4,018,541	5.00%, 11/01/2052	3,817,416
3,912,588	5.50%, 12/01/2052	3,782,556
4,084,747	5.00%, 01/01/2053	3,857,799
4,309,972	5.00%, 02/01/2053	4,067,834
2,398,376	6.00%, 08/01/2053	2,369,495
1,416,571	6.00%, 09/01/2053	1,398,463
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,305,419	2.47%, 04/25/2026	2,155,880
	Series 2017-M1 Class A2
1,844,244	2.50%, 10/25/2026(e)	1,704,399
	Series 2018-M2 Class A2
2,064,077	3.00%, 01/25/2028(e)	1,889,105
	Series 2018-M3 Class A2
4,146,592	3.17%, 02/25/2030(e)	3,709,363
	Series 2023-M5 Class 2A2
4,775,000	4.50%, 07/25/2028(e)	4,619,754
	Government National Mortgage Association
19,022	3.50%, 04/20/2047	16,894
11,465	4.00%, 04/20/2047	10,511
18,945	3.00%, 02/20/2048	16,238
24,588	3.50%, 02/20/2048	21,735
3,546,014	2.50%, 03/20/2051	2,891,715
2,280,482	3.00%, 08/20/2051	1,938,711
8,291,048	2.50%, 11/20/2051	6,783,401
8,615,077	2.00%, 12/20/2051	6,812,419
7,978,367	3.50%, 02/20/2052	6,990,163
8,125,399	3.50%, 06/20/2052	7,118,603
4,143,194	4.00%, 07/20/2052	3,737,180

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 4,111,951	3.50%, 08/20/2052	$ 3,602,450
12,644,174	4.50%, 08/20/2052	11,695,312
8,255,568	4.50%, 09/20/2052	7,636,763
3,797,208	5.00%, 09/20/2052	3,611,231
3,869,567	5.00%, 10/20/2052	3,683,060
8,871,606	5.00%, 05/20/2053	8,410,148
17,005,885	5.00%, 06/20/2053	16,162,887
		516,071,034
TOTAL MORTGAGE-BACKED SECURITIES — 30.16% (Cost $601,987,600)		$544,800,696
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
22,905,000	0.25%, 09/30/2023(g)	22,905,000
3,740,000	0.50%, 11/30/2023	3,710,352
8,795,000	0.88%, 01/31/2024	8,664,106
17,910,000	1.50%, 02/29/2024(l)	17,621,761
25,900,000	4.63%, 02/28/2025	25,665,281
5,000,000	4.75%, 07/31/2025	4,966,797
21,600,000	4.25%, 10/15/2025	21,261,656
10,000,000	3.88%, 01/15/2026	9,764,844
9,100,000	4.00%, 02/15/2026	8,907,691
9,000,000	3.75%, 04/15/2026	8,753,906
5,000,000	4.50%, 07/15/2026	4,953,906
14,600,000	0.75%, 08/31/2026	13,001,414
10,900,000	2.63%, 05/31/2027	10,132,742
4,100,000	4.13%, 10/31/2027	4,012,715
20,800,000	3.50%, 01/31/2028	19,850,188
8,000,000	3.63%, 03/31/2028	7,669,375
3,700,000	4.00%, 06/30/2028	3,601,285
5,000,000	4.13%, 07/31/2028	4,892,188
14,800,000	3.88%, 11/30/2029(l)	14,184,875
10,100,000	1.50%, 02/15/2030	8,371,953
5,100,000	4.00%, 07/31/2030	4,912,734
12,640,000	1.88%, 02/15/2032	10,267,531
9,100,000	4.13%, 11/15/2032	8,776,523
8,700,000	3.50%, 02/15/2033	7,982,250
6,300,000	3.38%, 05/15/2033	5,713,313
21,500,000	1.75%, 08/15/2041	13,388,789
36,070,000	2.00%, 11/15/2041	23,407,457
6,100,000	3.25%, 05/15/2042	4,860,938
6,900,000	3.88%, 02/15/2043	6,005,156
4,200,000	3.88%, 05/15/2043	3,651,375
12,900,000	2.50%, 02/15/2045	8,759,906
17,425,000	2.00%, 02/15/2050	10,169,121
6,680,000	1.25%, 05/15/2050	3,151,603
17,200,000	2.00%, 08/15/2051	9,924,938
22,940,000	2.88%, 05/15/2052	16,264,998
11,500,000	3.63%, 05/15/2053	9,521,641
TOTAL U.S. TREASURY BONDS AND NOTES — 20.47% (Cost $407,834,110)		$369,650,308
Shares		Fair Value
COMMON STOCK
Communications — 0.05%
285,795	Altice USA Inc Class A(m)	$ 934,550
Consumer, Non-Cyclical — 0.08%
9,648	AbbVie Inc	1,438,131
515	Clarivate PLC(m)	3,455
		1,441,586
Energy — 0.16%
22,686	Canadian Natural Resources Ltd	1,467,104
9,149	Diamondback Energy Inc	1,416,997
		2,884,101
TOTAL COMMON STOCK — 0.29% (Cost $8,216,016)		$5,260,237
CONVERTIBLE PREFERRED STOCK
Energy — 0.00%(n)
396	El Paso Energy Capital Trust I 4.75%	17,982
Financial — 0.16%
1,248	Bank of America Corp 7.25%	1,388,400
1,330	Wells Fargo & Co 7.50%	1,479,625
		2,868,025
Technology — 0.02%
11,140	Clarivate PLC 5.25%	326,068
TOTAL CONVERTIBLE PREFERRED STOCK — 0.18% (Cost $4,911,331)		$3,212,075
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.99%
$17,800,000	Federal Home Loan Bank Discount Notes(j) 5.27%, 10/02/2023	17,794,857
U.S. Treasury Bonds and Notes — 6.61%
	U.S. Treasury Bills(j)
37,450,000	5.32%, 11/30/2023	37,115,218
9,325,000	5.32%, 12/07/2023	9,232,184
23,610,000	5.25%, 12/14/2023	23,354,743
4,760,000	5.31%, 12/21/2023	4,703,137
38,335,000	5.37%, 12/28/2023	37,832,453
4,900,000	5.41%, 01/25/2024	4,815,269

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,450,000	5.34%, 03/07/2024	$ 2,393,191
		119,446,195
Repurchase Agreements — 2.27%
10,239,648	Undivided interest of 66.42% in a repurchase agreement (principal amount/value $15,453,042 with a maturity value of $15,459,854) with HSBC Securities (USA) Inc, 5.29%, dated 9/30/23 to be repurchased at $10,239,648 on 10/2/23 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 2/29/24 - 2/15/53, with a value of $15,762,104.(o)	10,239,648
10,239,648	Undivided interest of 9.04% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $10,239,648 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(o)	10,239,648
10,239,647	Undivided interest of 9.24% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $10,239,647 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(o)	10,239,647
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 10,239,647	Undivided interest of 9.39% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $10,239,647 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(o)	$ 10,239,647
		40,958,590
TOTAL SHORT TERM INVESTMENTS — 9.87% (Cost $178,199,642)		$178,199,642
TOTAL INVESTMENTS — 102.84% (Cost $2,059,351,144)		$1,857,274,648
OTHER ASSETS & LIABILITIES, NET — (2.84)%		$(51,208,308)
TOTAL NET ASSETS — 100.00%		$1,806,066,340

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2023. Maturity date disclosed represents final maturity date.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of September 29, 2023. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(g)	All or a portion of the security is on loan at September 29, 2023.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security in default.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations:
EUR	Euro Dollar
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	1,012	USD	109,359	Dec 2023	$(2,115,937)
U.S. 2 Year Treasury Note Futures	851	USD	172,507	Dec 2023	(444,232)
U.S. 5 Year Treasury Note Futures	1,242	USD	130,856	Dec 2023	(1,150,431)
U.S. Long Bond Futures	1,860	USD	211,633	Dec 2023	(11,557,086)
Short
U.S. 10 Year Treasury Ultra Futures	1,144	USD	127,628	Dec 2023	3,557,473
U.S. Ultra Bond Futures	452	USD	53,647	Dec 2023	3,333,224
				Net Depreciation	$(8,376,989)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$176,759,060	$—	$176,759,060
Bank Loans	—	7,375,916	—	7,375,916
Corporate Bonds and Notes	—	540,240,981	—	540,240,981
Convertible Bonds	—	25,418,312	—	25,418,312
Foreign Government Bonds and Notes	—	6,357,421	—	6,357,421
Mortgage-Backed Securities	—	544,800,696	—	544,800,696
U.S. Treasury Bonds and Notes	—	369,650,308	—	369,650,308
Common Stock	5,260,237	—	—	5,260,237
Convertible Preferred Stock
Energy	17,982	—	—	17,982
Financial	2,868,025	—	—	2,868,025
Technology	—	326,068	—	326,068
	2,886,007	326,068	—	3,212,075
Short Term Investments	—	178,199,642	—	178,199,642
Total investments, at fair value:	8,146,244	1,849,128,404	—	1,857,274,648
Other Financial Investments:
Futures Contracts(a)	6,890,697	—	—	6,890,697
Total Assets	$15,036,941	$1,849,128,404	$—	$1,864,165,345
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(15,267,686)	$—	$—	$(15,267,686)
Total Liabilities	$(15,267,686)	$0	$—	$(15,267,686)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 2,991 long futures contracts and an average of 657 short futures contracts for the reporting period.

September 29, 2023